GOODWILL	12 Months Ended
Sep. 30, 2018
GOODWILL
9.	GOODWILL

Goodwill is comprised of the following:

	Years ended September 30
	2017				2018
	Professional education services	Business start-up training services	Sale of learning simulation software	Total	Professional education services	Business start-up training services	Sale of learning simulation software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459
Acquisition for the year	—	—	—	—	52,478	—	—	52,478
Exchange difference	12	4	51	67	(1,672)	(50)	(699)	(2,421)

Ending balance	5,408	1,692	22,359	29,459	56,214	1,642	21,660	79,516

Accumulated impairment loss	—	—	—	—	—	—	—	—

Goodwill, net	5,408	1,692	22,359	29,459	56,214	1,642	21,660	79,516

The Group tested its goodwill for impairment at the following reporting units level.

Professional education services - This reporting unit provides online education services and other education related services to its customers located in the PRC. It includes all the subsidiaries, the VIEs and VIEs’ subsidiaries of the Group except for Zhengbao Yucai, Xiamen NetinNet and their subsidiaries. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Business start-up training services - This reporting unit provides start-up training services to the Group’s customers located in the PRC. It includes Zhengbao Yucai and its subsidiaries. The goodwill arising from the acquisition of Zhengbao Yucai is fully allocated to this reporting unit.

Sale of learning simulation software - This reporting unit provides learning simulation packaged software to its customers located in the PRC. It includes Xiamen NetinNet and its subsidiaries, NetinNet Education, NetinNet Finance and Beijing NetinNet. The goodwill arising from the acquisition of NetinNet is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group did not record any impairment of goodwill for the years ended September 30, 2016, 2017 and 2018.